Consolidated Balance Sheet (USD $)	Dec. 31, 2011	Jan. 16, 2011
ASSETS
Cash ($25,000 related to the variable interest entity)	$ 80,588	$ 0
Convertible note receivable	50,000
Accrued interest receivable	833
Total Current Assets	131,421
Investments in private companies	114,505
Equipment, at cost	815
Total Assets	246,741
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued expenses	78,307
Payroll tax liabilities	27,601
Convertible note payable	50,000
Due to member (liability of the variable interest entity)	4,500
Total Current Liabilities	160,408
Deferred revenue	206,250
Total Liabilities	366,658
Commitments and Contingencies
Stockholders' Deficit
Preferred stock, $0.0001 par value, 1,000,000 shares authorized; none issued	0
Common stock, $0.0001 par value, 300,000,000 shares authorized; 38,195,025 issued and outstanding	3,820
Additional paid-in capital	163,555
Deficit accumulated during the development stage	(314,716)
Total Stockholders' Deficit of Ascend Acquisition Corp.	(147,341)	160,000
Non-controlling Interest	27,424
Total Stockholders' Deficit	(119,917)	0
Total Liabilities and Stockholders' Deficit	$ 246,741